LONG-TERM PREPAYMENTS AND OTHER NON-CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2024
LONG-TERM PREPAYMENTS AND OTHER NON-CURRENT ASSETS
Schedule of long-term prepayments and other non-current assets

	As of	As of
	December 31,	December 31,
	2023	2024
	US$	US$

Recoverable value-added input tax	2,907	2,203
Prepayment for mining machines	—	21,326
Prepayment for data center materials	—	3,974
Others	55	59
Long-term prepayments and other non-current assets	2,962	27,562